Risk management - Financial assets modified (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets modified [abstract]
Amortised cost before modification	€ 1,304	€ 2,595
Net modification results	(124)	(47)
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	€ 2,382	€ 448